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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY 10017-2630
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven          St. Paul, Minnesota   November 11, 2009
   -------------------------------   --------------------  -----------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 32
                                        --------------------

Form 13F Information Table Value Total: 177,340
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       13F Filing Number   Name
    01        28-29               ST. PAUL FIRE AND MARINE INSURANCE COMPANY

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER             TITLE OF CLASS CUSIP     VALUE       SHARES    SH/ PUT/ INVESTMT OTHER        VOTING AUTHORITY
                                                    (X$1000)    PRN/AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED    NONE
AT&T INC                   COMM           00206R102       365     13,500  SH       SHARED                               13,500
ASTROTECH CORP             COMM           046484101        44     15,700  SH       SHARED                               15,700
BOARDWALK PIPELINE
 PARTNERS LP               COMM           096627104     6,982    281,300  SH       SHARED                              281,300
BUCKEYE PARTNERS LP        COMM           118230101       944     19,500  SH       SHARED                               19,500
DYAX  CORP                 COMM           26746E103         1        255  SH       SHARED                                  255
(R) EV ENERGY PARTNER
 LP-(RESTRICTED)           COMM           26926V107     1,986     85,438  SH       SHARED                               85,438
EL PASO PIPELINE
 PARTNERS LP               COMM           283702108     2,624    126,600  SH       SHARED                              126,600
ENBRIDGE ENERGY
 PARTNERS LP               COMM           29250R106     7,962    176,700  SH       SHARED                              176,700
ENTERPRISE PRODUCTS
 PARTNERS LP               COMM           293792107    12,956    457,500  SH       SHARED                              457,500
(R) FANNIE MAE             COMM           313586109         0        101  SH       SHARED                                  101
FIBERTOWER CORP            COMM           31567R100        26     24,459  SH       SHARED                               24,459
GENVEC INC                 COMM           37246C109       177    229,380  SH       SHARED                              229,380
GLOBAL CASH ACCESS
 HOLDINGS                  COMM           378967103        47      6,420  SH       SHARED                                6,420
KINDER MORGAN
 MANAGMENT LLC             COMM           49455U100    12,088    255,293  SH       SHARED                              255,293
MAGELLAN MIDSTREAM
 PARTNERS LP               COMM           559080106     8,577    228,100  SH       SHARED                              228,100
MARKWEST ENERGY
 PARTNERS LP               COMM           570759100     2,717    115,000  SH       SHARED                              115,000
NATL WESTMINSTER BK PLC
 SER C 7.76%               PREF           638539882     7,740    575,000  SH       SHARED                              575,000
NUSTAR ENERGY LP           COMM           67058H102     4,671     90,100  SH       SHARED                               90,100
ONEOK PARTNERS LP          COMM           68268N103     8,175    154,500  SH       SHARED                              154,500
PLAINS ALL AMER
 PIPELINE LP               COMM           726503105    11,142    240,700  SH       SHARED                              240,700
PROGRESS ENERGY INC        COMM           743263105     1,855     47,500  SH       SHARED                               47,500
PRUDENTIAL FINANCIAL INC   COMM           744320102       113      2,265  SH       SHARED                                2,265
ROYAL BK OF SCOTLAND
 PLC PFD 6.25% SER P       PREF           780097762       806     80,000  SH       SHARED                               80,000
SCANA CORP                 COMM           80589M102     2,967     85,000  SH       SHARED                               85,000
SOUTHERN COMPANY           COMM           842587107     2,122     67,000  SH       SHARED                               67,000
SPECTRA ENERGY
 PARTNERS LP               COMM           84756N109     1,216     50,000  SH       SHARED                               50,000
SUNOCO LOGISTICS
 PARTNERS LP               COMM           86764L108     4,977     84,000  SH       SHARED                               84,000
TEPPCO PARTNERS LP         COMM           872384102     8,972    258,400  SH       SHARED                              258,400
THE TRAVELERS
 COMPANIES INC             COMM           89417E109    39,266    797,600  SH       SOLE                     797,600
VERIZON
 COMMUNICATIONS INC        COMM           92343V104       848     28,000  SH       SHARED                               28,000
XCEL ENERGY INC            COMM           98389B100     2,347    122,000  SH       SHARED                              122,000
MAX CAPITAL GROUP LTD      COMM           G6052F103    22,627  1,058,833  SH       SHARED                            1,058,833